UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on March 31, 2004 pursuant to a request for confidential treatment and for which that confidential treatment expired on May 15, 2004.

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [ X ]; Amendment Number:     2
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Vice President
Phone:    410-345-6603

Signature, Place, and Date of Signing:





      /S/ Henry H. Hopkins        Baltimore, Maryland      April 26, 2006
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: 27950

List of Other Included Managers: NONE





                                                    FORM 13F INFORMATION TABLE

                               TITLE OF               VALUE    SHARES/  SH/ PUT/ INVSTMT OTH           VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP      (x$1000)  PRN AMT  PRN CALL DSCRETN MGR       SOLE   SHARED      NONE
------------------------------ ---------- --------- -------- ---------- --- ---- ------- --- ---------- --------- --------
CORNING INC                    COMM STK   219350105    27950    2500000 SH       SOLE              0         0     2500000